INVESTMENTS AND OTHER FINANCIAL ASSETS - Investments and Other Financial Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments and other financial assets [Abstract]
Investments and other financial assets	€ 30,012	€ 25,972	€ 23,340
Other securities and financial assets	8,704	6,162
Total investments and other financial assets	€ 38,716	€ 32,134